Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Equity

Note 10 – Equity

In September 2018 and in conjunction with the Reorganization, the Company issued 152.5 million shares of its Class A common stock to the members of Roan LLC in exchange for their equity interest in Roan LLC. The Reorganization was accounted for as a reverse recapitalization with Roan Inc. as the accounting acquirer and therefore did not result in any change in the accounting basis for the underlying assets. Net income before taxes and equity-based compensation were allocated ratably to the members of Roan LLC and the stockholders of Roan Inc. for the period before and after the Reorganization, respectively. For comparative purposes, the issuance of the shares to the members of Roan LLC at the time of the Reorganization was reflected on a retroactive basis with the units outstanding during each period presented.

For the period of September 1, 2017 through the date of the Reorganization, Roan LLC was governed by the Amended and Restated Limited Liability Company Agreement of Roan Resources LLC. In connection with the Contribution in August 2017, Roan LLC issued 1.5 billion membership units representing capital interests in Roan LLC (the “LLC Units”) for a 50% equity interest in Roan LLC, to Linn in exchange for the contribution of oil and natural gas properties. See Note 4 – Acquisitions for additional discussion of the Linn Acquisition. Additionally, Roan LLC issued 1.5 billion LLC Units, which represented a 50% equity interest, to Citizen in exchange for the contribution of oil and natural gas properties. The fair value of the LLC Units issued to Citizen was the same as that of the LLC Units issued to Linn.

As discussed in Note 4 – Acquisitions, Citizen and Linn acquired acreage during 2017 on Roan LLC’s behalf. In March 2018, Roan LLC issued 19.2 million LLC Units to each Citizen and Linn for the additional leasehold acreage.

For the period January 1, 2017 through August 31, 2017, Citizen’s operations were governed by the provisions of the Citizen Amended and Restated Operating Agreement (the “Citizen Operating Agreement”), effective February 29, 2016, and Citizen had two classes of membership interests outstanding, Class A and Class B. Class A represented capital interests in Citizen and Class B represented interests in profits, losses and distributions. Distributions were made to the Class A and Class B members pro rata in accordance with their membership interests; however, once the Class A members received an internal rate of return threshold of 9% prior to distributions to any other class of interest, the Class B members received a percentage of distributions in excess of their membership interests based on the terms of the Citizen Operating Agreement.

Note 10 – Equity

As of December 31, 2017, the Company’s operations were governed by the provisions of the Amended and Restated LLC Agreement (“LLC Agreement”), effective August 31, 2017, and the Company has one class of membership interests outstanding. The membership units (the “Units”) represent capital interests in the Company. Distributions are made pro rata in accordance with their membership interests. As of December 31, 2017, the Company had 10.0 billion Units authorized and 3.0 billion Units issued and outstanding. Pursuant to the LLC Agreement (and as is customary for limited liability companies), the liability of the Members is limited to their contributed capital.

In connection with the Contribution, the Company issued 1.5 billion units, which represents a 50% equity interest in the Company, to Linn in exchange for the contribution of oil and natural gas properties. See Note 4 – Acquisitions and Divestitures for additional discussion of the Linn Acquisition. Additionally, the Company issued 1.5 billion units, which represents a 50% equity interest in the Company, to Citizen in exchange for the contribution of oil and natural gas properties. The fair value of the units issued to Citizen was the same as the units issued to Linn.

As Citizen is deemed the historical acquirer, the issuance of 1.5 billion units to Citizen was reflected on a retroactive basis with Citizen having 1,398 Class A units issued and outstanding at the time of the Contribution.

For the period January 1, 2017 through August 31, 2017 and the years ended December 31, 2016 and 2015, Citizen’s operations were governed by the provisions of the Citizen Amended and Restated Operating Agreement (“Citizen Operating Agreement”), effective February 29, 2016, and Citizen had two classes of membership interests outstanding, Class A and Class B. Class A represented capital interests in Citizen and Class B represented interests in profits, losses and distributions. Distributions were made to the Series A and Series B Members pro rata in accordance with their membership interests; however, once the Class A received an internal rate of return threshold of 9% prior to distributions to any other class of interest, the Class B received a percentage of distributions in excess of their membership interests based on the terms of the Citizen Operating Agreement.

Citizen’s Class B units were considered profits interest and are accounted for in accordance with ASC Topic 710 (“ASC 710”), Compensation – general. No compensation expense has been recorded with respect to the Class B units because no distributions have occurred.

The Company’s unit activity for the years ended December 31, 2017, 2016, and 2015 is as follows:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Issued and outstanding units, beginning of the year (1)	1,500,000	813,021	165,771
Issuance of units to Citizen Members (1)	—	686,979	647,250
Units issued in exchange for contribution of oil and natural gas properties	1,500,000	—	—

Issued and outstanding units, end of the year	3,000,000	1,500,000	813,021

(1)	Reflects exchange of Citizen units for Roan units on retroactive basis

During the years ended December 31, 2017, 2016, and 2015, Citizen’s Members made contributions of $95.6 million, $169.0 million, and $82.8 million, respectively, to Citizen to fund its operations.

Assets and liabilities held by Citizen as of August 31, 2017 that were not contributed to the Company were deemed distributions to the Citizen Members, which totaled $85.6 million during the year ended December 31, 2017.